Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Current
Cash and cash equivalents	$ 91,234,090	$ 15,931,525	$ 5,086,256
Client cash deposits	5,615,054	10,665,147
Prepaid expenses and other assets	9,596,921	1,797,724	1,182,321
Public investments, at fair value through profit and loss	272,520	778,085
Investment in associate	2,423,934
Digital assets	356,450,053	276,853,787	142,437,463
Digital assets loaned	87,326,227	38,618,758	204,466,643
Digital assets staked	38,986,741	240,031,645	23,078,945
Equity investments in digital assets funds, at FVTPL	75,411,946	126,317,000
Total current assets	667,317,486	710,993,671	376,251,628
Private investments, at fair value through profit and loss	29,372,628	37,348,081	32,717,095
Digital assets	62,367	334,710	486,649
Digital assets loaned	32,761,543
Equity investments in digital assets funds, at FVTPL	56,570,104	131,108,063
Equipment		103	6,094
Right-of-use asset	2,999,253
Intangible assets	400,208	1,649,270	2,660,625
Goodwill	35,080,194	37,157,779	35,080,194
Total assets	824,563,783	918,591,677	447,202,285
Current liabilities
Accounts payable and accrued liabilities	9,270,110	3,482,464	6,899,320
Loans payable	2,611,009	9,693,294	42,522,656
Trading liabilities	24,122,640	15,109,375
ETP holders payable	622,304,667	871,162,347	384,190,602
Warrant liability	13,599,316
Lease liability - current portion	553,973
Total current liabilities	672,461,715	899,447,480	433,612,578
Lease liability	2,548,215
Total non-current liabilities	2,548,215
Total liabilities	675,009,930	899,447,480	433,612,578
Share capital	222,974,359	153,294,666	128,886,879
Preferred shares	3,190,601	3,190,601	3,190,601
Share-based payments reserves	24,972,066	26,401,006	21,282,945
Accumulated other comprehensive income	(1,481,289)	(294,045)	(4,262,989)
Non-controlling interest			(3,562)
Deficit	(100,101,884)	(163,448,031)	(135,504,167)
Total equity	149,553,853	19,144,197	13,589,707
Total liabilities and equity	$ 824,563,783	$ 918,591,677	$ 447,202,285